Advances from customers and deferred revenue	12 Months Ended
Dec. 31, 2023
Advances from customers and deferred revenue
Advances from customers and deferred revenue

15.Advances from customers and deferred revenue

	December 31,
	2022	2023
	RMB	RMB
Deferred revenue, current	421,062	394,120
Advances from customers	25,819	18,137
Total current advances from customers and deferred revenue	446,881	412,257
Deferred revenue, non-current	73,354	47,864
Total non-current deferred revenue	73,354	47,864